Comprehensive Loss	6 Months Ended
Jun. 30, 2011
Comprehensive Loss [Abstract]
Comprehensive Loss

11.	Comprehensive Loss

Comprehensive loss includes net loss and other comprehensive income (loss), which for the Company is primarily comprised of unrealized holding gains and losses on the Company’s available-for-sale securities that are excluded from the accompanying condensed consolidated statements of operations in computing net loss and reported separately in shareholders’ equity. Comprehensive loss and its components are as follows (in thousands):

	Six Months
	Ended June 30,
	2011	2010

Net loss	$(5,341)	$(4,332)
Other comprehensive income (loss):
Change in unrealized gain (loss) on available-for-sale securities	—	(2)

Comprehensive loss	$(5,341)	$(4,334)